Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Taxable income, description	Subsidiaries in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. The first HK$2 million of profits arising in or derived from Hong Kong are taxed at 8.25% and any assessable profits over HK$2 million are taxed at 16.5%.
Net operating loss carry forward	$ 11,628,112
Increase in valuation allowance	261,814	$ 118,826	$ 137,203
United States [Member]
Income Taxes (Details) [Line Items]
Net income	$ 47,451
Gujia [Member]
Income Taxes (Details) [Line Items]
Income tax rate, percentage	5.00%
Gujia [Member] | PRC [Member]
Income Taxes (Details) [Line Items]
Income tax rate, percentage	25.00%